Components of Income Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred benefit (expense):
Federal	$ 7,490	$ 5,738	$ 6,649
State	883	669	774
Deferred Income Tax Expense (Benefit), Total	8,373	6,407	7,423
Valuation allowance	(8,373)	(6,407)	(7,423)
Income tax benefit